Stock-Based Compensation - Schedule of Stock Option (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised			(11,679)
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average remaining contractual term (years)					10 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Common stock options			718,094
Granted		0	499,725
Exercised	(5,366)	(2,209)	(11,679)	(4,923)
Forfeited or expired			(50,508)
Ending Balance Common stock options	1,155,632		1,155,632		718,094
Exercisable Common stock options	508,338		508,338
Beginning Balance (Weighted-average)			$ 1.67
Granted (Weighted-average)			7.26
Exercised (Weighted-average)			2.08
Forfeited / expired (Weighted-average)			2.08
Ending Balance (Weighted-average)	$ 4.06		4.06		$ 1.67
Exercisable - (Weighted-average)	$ 2.71		$ 2.71
Weighted-average remaining contractual term (years)			9 years		9 years 4 months 24 days
Exercisable - Weighted-average remaining contractual term (years)			7 years 6 months
Outstanding Aggregate Intrinsic Value	$ 23,293		$ 23,293
Exercisable Aggregate Intrinsic Value	$ 10,934		$ 10,934
Share-Based Payment Arrangement, Option [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Common stock options			718,094	680,304	680,304	400,922
Granted					166,051	342,520
Exercised					(4,923)	(6,314)
Forfeited or expired					(123,338)	(56,824)
Ending Balance Common stock options					718,094	680,304
Exercisable Common stock options					328,849
Beginning Balance (Weighted-average)			$ 1.67	$ 1.35	$ 1.35	$ 0.73
Granted (Weighted-average)					2.09	2.07
Exercised (Weighted-average)					2.07	0
Forfeited / expired (Weighted-average)					0.44	1.62
Ending Balance (Weighted-average)					1.67	$ 1.35
Exercisable - (Weighted-average)					$ 1.33
Weighted-average remaining contractual term (years)					9 years 4 months 24 days	9 years 4 months 24 days
Exercisable - Weighted-average remaining contractual term (years)					7 years 11 months 8 days
Outstanding Aggregate Intrinsic Value					$ 304,006
Exercisable Aggregate Intrinsic Value					$ 251,094